Cover	May 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Entity File Number	001-41164
Entity Registrant Name	AleAnna, Inc.
Entity Central Index Key	0001845123
Entity Tax Identification Number	98-1582153
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 1860
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	398-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ANNA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	ANNAW
Security Exchange Name	NASDAQ